EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated November 30, 2017, for the Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Global Allocation Fund and Neuberger Berman Multi-Asset Income Fund, both series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on November 30, 2017 (Accession No. 0000898432-17-001122).